Note 20 - Other assets and liabilities	12 Months Ended
Dec. 31, 2017
Other Assets and Liabilities
Disclosure of other assets and liabilities

Other assets and liabilities

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Other assets and liabilities: Breakdown by nature (Millions of euros)
	2017	2016	2015
ASSETS
Inventories	229	3,298	4,303
Real estate	226	3,268	4,172
Others	3	29	131
Transactions in progress	156	241	148
Accruals	768	723	804
Prepaid expenses	509	518	558
Other prepayments and accrued income	259	204	246
Other items	3,207	3,012	3,311
Total Assets	4,359	7,274	8,565
LIABILITIES
Transactions in progress	165	127	52
Accruals	2,490	2,721	2,609
Accrued expenses	1,997	2,125	2,009
Other accrued expenses and deferred income	493	596	600
Other items	1,894	2,131	1,949
Total Liabilities	4,550	4,979	4,610

The heading "Inventories" includes the net book value of land and building purchases that the Group’s Real estate entities have available for sale or as part of their business. Balances under this heading include mainly real estate assets acquired by these entities from distressed customers (mostly in Spain), net of their corresponding losses. The roll-forward of our inventories from distressed customers is provided below:

Inventories from Distressed Customers (Millions of euros)
	2017	2016	2015
Balance at the beginning	8,499	9,318	9,119
Business combinations and disposals	-	-	580
Acquisitions	533	336	797
Disposals	(2,288)	(1,214)	(1,188)
Others	(6,653)	59	10
Balance at the end	91	8,499	9,318
Accumulated impairment losses	(26)	(5,385)	(5,291)
Carrying amount	65	3,114	4,026

The impairment included under the heading “Impairment or reversal of impairment on non-financial assets” of the accompanying consolidated financial statements were €307, €375 million and €209 million in 2017, 2016 and 2015, respectively (see Note 48).

As of December 31, 2017, the balance of real estate assets acquired from distressed customers was reclassified to the heading "Non-current assets and disposable groups of items that have been classified as held for sale" (see Note 21) due to the agreement with Cerberus to transfer the Real Estate business in Spain (See Note 3).